Property and equipment, net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, net
Depreciation expense	¥ 35,475	¥ 39,945	¥ 46,803